Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Oct. 31, 2019
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Summary of Changes in Carrying Amount of Goodwill by Cash Generating Units
The changes in the carrying amounts of goodwill by cash-generating unit (CGU) are as follows:

($ millions)	Canadian Banking	Global Banking and Markets	Latin America	Caribbean and Central America	Total
Balance as at October 31, 2017	$3,385	$255	$2,400	$1,203	$7,243
Acquisitions	1,710	–	1,164	–	2,874
Dispositions	–	–	–	–	–
Foreign currency adjustments and other	–	5	(110)	(5)	(110)
Balance as at October 31, 2018	5,095	260	3,454	1,198	10,007
Acquisitions	–	–	–	250	250
Dispositions	–	–	(36)	(453)	(489)
Foreign currency adjustments and other	(2)	–	(146)	11	(137)
Balance as at October 31, 2019	$5,093	$260	$3,272	$1,006	$9,631

Summary of Intangible Assets

	Finite life		Indefinite life
($ millions)	Computer software	Other intangibles	Fund management contracts (1)	Other intangibles	Total
Cost
Balance as at October 31, 2017	$3,278	$1,563	$2,325	$68	$7,234
Acquisitions	47	480	2,090	98	2,715
Additions	673	3	–	–	676
Disposals	(8)	–	–	–	(8)
Foreign currency adjustments and other	(44)	(30)	–	–	(74)
Balance as at October 31, 2018	$3,946	$2,016	$4,415	$166	$10,543
Acquisitions	–	151	–	–	151
Additions	705	23	–	–	728
Disposals	(113)	–	–	–	(113)
Foreign currency adjustments and other	(13)	(59)	–	–	(72)
Balance as at October 31, 2019	$4,525	$2,131	$4,415	$166	$11,237
Accumulated amortization
Balance as at October 31, 2017	$1,321	$1,050	$–	$–	$2,371
Amortization	409	85	–	–	494
Disposals	(8)	–	–	–	(8)
Foreign currency adjustments and other	(17)	(9)	–	–	(26)
Balance as at October 31, 2018	$1,705	$1,126	$–	$–	$2,831
Amortization	535	116	–	–	651
Disposals	(102)	–	–	–	(102)
Foreign currency adjustments and other	31	(8)	–	–	23
Balance as at October 31, 2019	$2,169	$1,234	$–	$–	$3,403
Net book value
As at October 31, 2018	$2,241 (2)	$890	$4,415	$166	$7,712
As at October 31, 2019	$2,356 (2)	$897	$4,415	$166	$7,834

(1)	Fund management contracts are attributable to HollisWealth Inc. (formerly DundeeWealth Inc.), MD Financial Management Inc., and Jarislowsky Fraser Limited.
(2)
Computer software comprises of purchased software of $
404
(2018 – $
483
), internally generated software of $
1,363
(2018 – $
1,208
), and in process software not subject to amortization of $
589

(2018 – $
550
).